Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2021
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed information about exploration and evaluation assets

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2019	$2,258	$—	$69	$252	$2,579
Additions/Acquisitions	40	—	15	—	55
Transfers to property, plant and equipment	(194)	—	—	—	(194)
Derecognitions and other	(3)	—	—	—	(3)
Foreign exchange adjustments	—	—	(1)	—	(1)
At December 31, 2020	2,101	—	83	252	2,436
Additions/Acquisitions	30	—	8	—	38
Transfers to property, plant and equipment	(73)	—	—	(150)	(223)
Derecognitions and other	(1)	—	—	—	(1)
At December 31, 2021	$2,057	$—	$91	$102	$2,250